SCHEDULE OF COMPUTATION OF ANTI-DILUTIVE WEIGHTED-AVERAGE SHARES OUTSTANDING (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net loss	$ (2,616)	$ (1,930)	$ (3,763)	$ (2,093)	$ (5,528)	$ (1,703)	$ (8,309)	$ (9,324)	$ (13,583)	$ (23,845)
Loss applicable to common stockholders	$ (2,616)			$ (2,093)			$ (8,309)	$ (9,324)	$ (13,583)	$ (23,845)
Weighted average number of shares of Common Stock outstanding (basic)	6,615,320			1,197,258			4,282,210	1,152,607	1,219,381	920,592
Weighted average number of shares of Common Stock outstanding (diluted)	6,615,320			1,197,258			4,282,210	1,152,607	1,219,381	920,592
Net loss per share of Common Stock (basic)	$ (0.40)			$ (1.75)			$ (1.94)	$ (8.09)	$ (11.14)	$ (25.90)
Net loss per share of Common Stock (diluted)	$ (0.40)			$ (1.75)			$ (1.94)	$ (8.09)	$ (11.14)	$ (25.90)